Party-in-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 1,267,315,757	$ 1,108,172,985
Polaris Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	13,738,232	8,867,204
Common stock dividends received	$ 544,918	$ 411,004